Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
- Amortization of Intangible Assets	$ 2,548,542	$ 1,268,319	$ 4,977,454	$ 2,536,835